Trade and Other Receivables (Tables)	12 Months Ended
Dec. 31, 2019
Trade And Other Receivables [Abstract]
Summary of Trade and Other Receivables

Trade and other receivables consisted of the following:

Trade and other receivables - Total	As of December 31,
(in € thousands)	2017/12/31	2018/12/31	2019/12/31
Trade receivables, net	61	25	207
Research tax credit	8,466	8,785	9,585
Social security costs receivables	3	10	5
VAT receivables	994	1,103	1,814
Grants receivables	13	(0)	3
Other receivables	340	361	420
TOTAL	9,876	10,284	12,033

Trade and other receivables - Current	As of December 31,
(in € thousands)	2017/12/31	2018/12/31	2019/12/31
Trade receivables, net	61	25	207
Research tax credit	6,545	7,295	9,585
Social security costs receivables	3	10	5
VAT receivables	994	1,103	1,814
Grants receivables	13	(1)	3
Other receivables	340	361	420
TOTAL	7,955	8,794	12,033

Trade and other receivables - Non-current	As of December 31,
(in € thousands)	2017/12/31	2018/12/31	2019/12/31
Trade receivables, net	—	—	—
Research tax credit	1,921	1,489	—
Social security costs receivables	—	—	—
VAT receivables	—	—	—
Grants receivables	—	—	—
Other receivables	—	—	—
TOTAL	1,921	1,489	—